Deposits by Banks (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Deposits From Banks [Line Items]
Deposits by banks	£ 33,862	£ 20,973
Drawdown from TFS	0	6,300
Drawdown from TFSME	31,900	11,700
Items in the course of transmission
Disclosure Of Deposits From Banks [Line Items]
Deposits by banks	414	375
Deposits held as collateral
Disclosure Of Deposits From Banks [Line Items]
Deposits by banks	941	2,071
Other deposits
Disclosure Of Deposits From Banks [Line Items]
Deposits by banks	£ 32,507	£ 18,527